SIGNIFICANT ACCOUNTING POLICIES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of Significant Accounting Policies [Line Items]
Assets		$ 220,113,618	$ 203,908,211
Liabilities		193,458,393	179,478,661
Equity		26,655,225	24,429,550		$ 22,476,980		$ 20,407,919
Profits of equity method investees		341,795	266,170	[1]	176,692	[2]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		10,446,284	10,463,407	[1]	9,695,705	[2]
Total fees and commission, net		1,213,056	1,075,115	[1]	968,970	[2]
Other expenses		267,507	249,023		258,265
Other operating income		1,203,802	1,578,209	[1]	1,466,655	[2]
Operating expense		(7,482,898)	(7,226,058)	[1]	(6,970,581)	[2]
Income tax		829,435	1,238,598		1,176,832
Net Income		2,786,435	2,754,173		2,954,947
Net cash (used in) provided by operating activities		1,042,858	2,939,588		3,601,418
Net cash (used in) provided by investing activities		(1,381,842)	(1,908,080)		(1,027,627)
Net cash (used in) provided by financing activities	[3]	(732,711)	(3,620,909)		(343,839)
Cash and cash equivalents at beginning of year		18,165,644	20,460,245		18,805,577
Cash and cash equivalents at end of year		18,730,810	18,165,644		20,460,245
Investments at fair value through OCI		(33,838)	(38,884)		(232,617)
Translation adjustment		1,043,593	412,878		(672,684)
Total other comprehensive income		677,354	470,110		(136,965)
FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies [Line Items]
Assets		3,205,133	2,698,224		2,009,382
Liabilities		963,841	1,048,867		655,315
Net assets		2,241,292	1,649,357		1,354,067
Valuation of investment properties		70,933	81,816		52,543
Valuation of trust rights		29,161	53,143		12,903
Rents		147,324	135,135		120,811
Profits of equity method investees		96,201	144,146		0
Other Income		6,940	4,493		2,616
Total Income		350,559	418,733		188,873
Interest on loans		67,593	68,900		67,558
Other expenses		121,162	86,270		49,078
Total Expenses		189,309	155,492		125,640
Net Income		161,250	263,241		63,233
Net cash (used in) provided by operating activities		(351)	(394)		(372)
Net cash (used in) provided by investing activities		0	0		0
Net cash (used in) provided by financing activities		334	409		375
Cash and cash equivalents at beginning of year		18	3		0
Cash and cash equivalents at end of year		1	18		3
Trust fees		554	322		9,004
Grupo Agromercantil Holding [Member]
Disclosure of Significant Accounting Policies [Line Items]
Assets		13,556,250	12,191,869		11,795,358
Liabilities		12,209,984	10,847,895		10,477,427
Equity		1,346,266	1,343,974		1,317,931
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		388,932	389,463		393,972
Total fees and commission, net		111,932	101,565		58,745
Other operating income		52,286	54,246		55,942
Dividends received and equity method		579	608		779
Total operating income, net		553,729	545,882		509,438
Operating expense		(458,277)	(445,038)		(435,430)
Income tax		(15,910)	(21,546)		(11,197)
Net Income		79,542	79,298		62,811
Net cash (used in) provided by operating activities		(66,235)	192,850		(136,878)
Net cash (used in) provided by investing activities		244,949	(1,427)		(4,157)
Net cash (used in) provided by financing activities		(2,983)	(87,103)		(77,684)
Cash and cash equivalents at beginning of year		1,324,893	1,098,861		1,359,176
Cash and cash equivalents at end of year		1,500,624	1,324,893		1,098,861
Investments at fair value through OCI		(6,598)	2,241		3,682
Translation adjustment		43,803	15,758		(64,195)
Others		(3,922)	(3,042)		6,959
Total other comprehensive income		$ 33,283	$ 14,957		$ (53,554)

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 28. Liabilities from financing activities.